Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

Rule 482 ad

Today, Ondo [TAG] Finance made a $25 million strategic investment in Figure’s $YLDS, as part of the backing of Ondo Short-Term US Treasuries Fund (OUSG), Ondo’s flagship tokenized fund. Ondo’s investment is a natural connection for Figure’s $YLDS product, given both the Figure and Ondo ecosystems have strong presence in tokenized Real-World Assets (RWAs). The strategic purchase will help fuel Figure’s expansion, particularly around its flagship DeFi platform, Democratized Prime.

Read the press release here: https://www.figure.com/newsroom/announcement/ondo-invests-25-million-in-figure-ylds-stablecoin/

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Read the press release here: https://lnkd.in/esAcmKQ8

Ondo
FIGURE
Ondo Invests $25M into Figure's YLDS to Power OUSG

Timothy Spangler and 3 others
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